Trade receivables (Schedule of Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade receivables [Abstract].
Trade receivables	$ 44,178	$ 16,215